Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

9. Income Taxes

The Company is registered in the Cayman Islands and mainly operates in two taxable jurisdictions—the PRC and Hong Kong.

The Group’s income before income taxes is as follows:

	Year Ended December 31,
	2018	2019	2020

	(In thousands, except percentage)
Income before income tax expenses	$668,842	$602,397	$375,913
Add: loss from non-China operations	43,266	106,256	57,031
Income from China operations	$712,108	$708,653	$432,944
Income tax expense applicable to China operations	$96,222	$88,091	$58,464
Income tax expense applicable to non-China operations	—	21,473	2,852
Total income tax expenses	$96,222	$109,564	$61,316
Effective tax rate for China operations	13.5%	12.4%	13.5%

The Company generated the majority of its operating income from PRC operations and has recorded income tax provisions for the periods presented. Stock-based compensation was recorded in the Company’s loss from non-China operations. In 2019 and 2020, the Group’s non-China operations have recognized $21.5 million and $2.9 million deferred tax charges from fair value change of investments, respectively.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is required.

Hong Kong

Weibo HK is subject to 16.5%Hong Kong profit tax on its taxable income generated from operations in Hong Kong for the years of assessment 2017/2018, 2018/2019 and 2019/2020. Commencing from the year of assessment 2018/2019, the first HK$2 million of profits earned by entities incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. As of December 31, 2020, the Company’s Hong Kong subsidiary had a net operating loss of $10.4 million, which can be carried forward indefinitely to offset future taxable income. The deferred tax assets of Weibo HK as of December 31, 2020 consist mainly of net operating loss carried forward, for which a full valuation allowance was provided. The management believes it is more likely than not that these assets will not be realized in the future.

China

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25%, unless they are eligible for preferential tax treatment. Preferential tax treatments will be granted to companies conducting businesses in certain encouraged sectors and to entities qualified as “software enterprises”, “key software enterprises” (“KSE”) and/or “high and new technology enterprise” (“HNTE”). Weibo Technology, the Group’s WFOE, was qualified as a “software enterprise” and was entitled to an exemption from the enterprise income tax for two years beginning 2015, its first accumulative profitable year, and a 50% reduction to a tax rate of 12.5% for the subsequent three years (2017-2019). Although Weibo Technology was qualified as a “software enterprise” in 2020, it will not enjoy a reduced tax rate for its “software enterprise” status as it has been five years since its first profitable year of 2015. Weibo Technology completed its filings as a “key software enterprise” with the tax authority in 2018, 2019, and 2020 for its status of 2017, 2018 and 2019, respectively, therefore was entitled to enjoy a further reduced preferential tax rate of 10% for 2017, 2018 and 2019. The qualification as a KSE is subject to annual evaluation and approval by the relevant authorities in China and the Group will only recognize the preferential tax treatment of KSE status when approval from the relevant authorities is obtained, usually one year in arrears. Weibo Technology was also granted the HNTEs status for the fiscal years from 2017 to 2022, which entitled the qualified entity a preferential tax rate of 15% in 2020. Its qualification as a HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China. In addition, certain of the Group’s other PRC entities are also qualified as a “software enterprises”, and/or HNTE, and currently enjoy the respective preferential tax treatments.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should Weibo be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

The EIT Law also imposes a withholding income tax rate of 10% on dividends distributed by a WFOE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a WFOE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the WFOE). The State Administration of Taxation further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

The operations of the Group’s WFOE in China are invested and held by Weibo HK. If the Company is regarded as a non-resident enterprise and Weibo HK is regarded as a resident enterprise, then Weibo HK may be required to pay a 10% withholding tax on any dividends payable to the Company. If Weibo HK is regarded as a non-resident enterprise, then Weibo Technology may be required to pay a 5% withholding tax for any dividends payable to Weibo HK. However, it is still unclear at this stage whether Circular 601 applies to dividends from Weibo Technology paid to Weibo HK. If Weibo HK were not considered as “beneficial owners” of any dividends from Weibo Technology, the dividends payable to Weibo HK would be subject to a withholding tax of 10%. The current policy approved by the Company’s board of directors allows the Group to distribute PRC earnings offshore only if the Group does not have to pay a dividend tax. As of December 31, 2020, the Group did not record any withholding tax for its PRC subsidiaries.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses of the Group:

	Years Ended December 31,
	2018	2019	2020

	(In thousands)
Deferred tax provisions (benefits)	$4,438	$16,839	$(15,727)
Current income tax expenses	91,784	92,725	77,043

Income tax expenses	$96,222	$109,564	$61,316

Reconciliation of the statutory tax rate to the effective tax rate for China operations

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate for China operations:

	Year Ended December 31,
	2018	2019	2020
Statutory EIT rate	25.0%	25.0%	25.0%
Effect on tax holiday and preferential tax treatment(1)	(12.1)%	(13.7)%	(20.9)%
Research and development super-deduction	(0.1)%	(1.2)%	(3.0)%
Non-deductible expenses and non-taxable income, net	0.7%	0.3%	(0.5)%
Change in valuation allowance	—%	2.0%	12.9%

Effective tax rate for China operations	13.5%	12.4%	13.5%
(1)	Included the impact of Weibo Technology’s preferential tax treatment of “key software enterprise” status of 2017 to 2019, which enjoyed by the Group one year in arrears during the three-year period ended December 31, 2020, as well as preferential tax treatment benefited by certain other PRC entities.

The provision for income taxes for China operations for the years ended December 31, 2018, 2019 and 2020 differs from the amounts computed by applying the statutory EIT rate primarily due to the preferential tax treatments described above enjoyed by the WFOE, Weibo Technology, during the periods presented. For the years ended December 31, 2018 and 2019, Weibo Technology enjoyed a tax reduction of $77.2 million and $83.2 million due to the preferential tax treatment of being a qualified software enterprise. It also enjoyed a tax reduction of $55.1 million for the HNTE status in 2020. The WFOE further recognized the preferential tax treatment of KSE status of $10.8 million for 2017 in 2018, $13.0 million for 2018 in 2019, and $13.4 million for 2019 in 2020. The preferential tax treatments benefited by the Group during the three-year period ended December 31, 2020 resulted in an effect of $0.39, $0.43 and $0.40 on basic net income per share in 2018, 2019 and 2020, respectively.

Deferred tax assets and liabilities

The following table sets forth the significant components of deferred tax assets and liabilities for the Group:

	As of December 31,
	2019	2020

	(In thousands)
Deferred tax assets:
Net operating loss carry forwards	$5,515	$8,872
Valuation allowance	(5,515)	(8,872)
Depreciation, investment-related impairment, accounts receivable, accrued and other liabilities	42,932	107,892
Valuation allowance	(26,472)	(80,872)

Net deferred tax assets (included in other non-current assets)	$16,460	$27,020

Deferred tax liabilities:
Acquired intangible assets	$1,793	$30,999
Depreciation	1,044	1,435
Investment gain	31,135	25,496
Others	—	369

Total deferred tax liabilities	$33,972	$58,299

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies. The valuation allowance on deferred tax assets as of December 31, 2019 and 2020 was $32.0 million and $89.7 million, respectively. The change in valuation allowance was primarily due to bad debt expenses and investment impairment charges/fair value change of investments. Historically, deferred tax assets were valued using the statutory rate of 25% for China operations. As of December 31, 2019 and 2020, the Group had net operating loss carry forwards for China operations totaling $22.1 million and $30.1 million, respectively, for which full valuation allowance was provided as the Group anticipates that it is more likely than not that these net operating losses may not be utilized based on its estimate of the operation performance of these PRC entities. Net operating loss carry forwards for China operations as of December 31, 2020 will expire, if unused, in the years ending December 31, 2021 through December 31, 2025.